Other Income and Other Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
All other income and commissions:
Other service charges	$ 15,122	$ 12,532	$ 11,731
ATM and interchange fees	13,354	12,425	11,965
Mortgage banking	10,587	4,649	10,215
Dividend income	10,555	0	0
Letter of credit fees	5,298	4,661	4,103
Electronic banking fees	5,134	5,082	5,477
Insurance commissions	2,096	2,514	2,981
Gain/(loss) on extinguishment of debt	(15)	(14,329)	0
Deferred compensation	(3,224)	6,322	3,025
Other	19,488	11,029	14,734
Total	78,395	44,885	64,231
All other expense:
Travel and entertainment	16,442	11,462	10,275
Other insurance and taxes	9,684	9,686	10,891
Employee training and dues	7,218	5,551	5,691
Supplies	6,917	4,106	4,434
Customer relations	5,583	5,750	6,255
Non-service components of net periodic pension and post-retirement cost	5,251	2,144	(666)
Tax credit investments	4,712	3,468	3,349
Miscellaneous loan costs	3,732	2,751	2,586
OREO	2,630	1,006	773
Litigation and regulatory matters	644	40,517	30,469
Other	73,223	48,693	41,391
Total	$ 136,036	$ 135,134	$ 115,448